Operating Expenses Before Credit Impairment Losses, Provisions and Charges	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges
6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	Group
	2019 £m	2018 £m	2017 £m
Staff costs:
Wages and salaries	852	898	743
Performance-related payments	159	159	157
Social security costs	111	111	93
Pensions costs – defined contribution plans	66	67	54
– defined benefit plans	35	79	32
Other share-based payments	0	3	10
Other personnel costs	40	52	45

	1,263	1,369	1,134
Other administration expenses	693	835	1,011
Depreciation, amortisation and impairment	543	375	354

	2,499	2,579	2,499

Staff costs
’Performance-related payments’ include bonuses paid in cash and share awards granted under the
Long-Term
Incentive Plan and the Deferred shares bonus plan, as described in Note 35. Included in this are equity-settled share-based
payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Share awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2019			Costs expected to be recognised in 2020 or later
	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m
Cash	3	7	10	7	10	17
Shares	3	6	9	6	9	15

	6	13	19	13	19	32

The following table shows the amount of bonus awarded to employees for the performance year 2019. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m
Cash award – not deferred	130	123	0	—	130	123
– deferred	10	12	17	20	27	32
Shares award – not deferred	10	11	0	—	10	11
– deferred	9	13	15	17	24	30

Total discretionary bonus	159	159	32	37	191	196

On 26 October 2018, the High Court handed down a judgement concluding that defined benefit schemes should equalise pension benefits for men and women in relation to GMP and concluded on the methods that were appropriate. The estimated increase in liabilities at the date of the judgement was £40m and was based on a number of assumptions and the actual impact may be different. This was reflected in the income statement and in the closing net accounting surplus of the Scheme in 2018. The allowance included in the Scheme liabilities at 31 December 2019 increased by £5m to £45m (2018: £40m) to reflect the latest assumptions. This change was recognised in other comprehensive income. We continue to await implementation guidance on the judgement from the UK Government and HMRC.
‘Other
share-based
payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-based payments. For more, see Note 35.
The average number of full-time equivalent staff was 23,570 (2018: 24,205, 2017: 19,559). The increase in staff numbers in 2018 reflected Santander UK plc’s acquisition of Santander UK Operations Ltd (formerly Geoban UK Ltd, a subsidiary of Geoban SA) and Santander UK Technology Ltd (formerly Isban UK Ltd, a subsidiary of Ingenieria de Software Bancario SL).
Depreciation, amortisation and impairment
In 2019, depreciation, amortisation and impairment was impacted by operating lease depreciation of £103m (2018: £63m) on operating lease assets (where the Santander UK group is the lessor) with a net book value of £574m at 31 December 2019 (2018: £470m). It was also impacted by depreciation of £60m on right-of-use assets with a net book value of £152m at 31 December 2019, following the adoption of IFRS 16 on 1 January 2019.